Summary of material information on accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfAccruedIncomeTax]	The income tax was defined at a rate of 15%, plus a 10% surtax on taxable income exceeding R$ 240.
Annual revenue calculated rate	50.00%
Programa De Formacao Do Patrimonio Do Servidor Publico [Member]
IfrsStatementLineItems [Line Items]
Pasep Rate	1.65%
Contribuicao Para O Financiamentoda Seguridade Social [Member]
IfrsStatementLineItems [Line Items]
[custom:CofinsRate]	7.60%
Programa De Formacao Do Patrimonio Do Servidor Publico 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:PasepForFinancialRevenuesRate]	0.65%
Contribuicao Para O Financiamentoda Seguridade Social 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:CofinsForFinancialRevenuesRate]	4.00%